FRANKLIN TEMPLETON INVESTMENTS

ONE FRANKLIN PARKWAY

SAN MATEO, CA 94403-1906

November 25, 2011

Filed Via EDGAR (CIK #0001109441)

Securities and Exchange Commission

100 F Street, NE

Washington, D.C.  20549

     RE:  Franklin Floating Rate Master Trust (Registrant)

           File No. 811-09869

Ladies and Gentlemen:

On behalf of the above-referenced Registrant, submitted herewith for filing is Amendment No. 13 to the Registrant's Registration Statement under the Investment Company Act of 1940, as amended (the 1940 Act).

Shares of the Registrant may be purchased only in private placement transactions. This Amendment has been filed pursuant to Rule 8b-16 under the 1940 Act.

Sincerely yours,

FRANKLIN FLOATING RATE MASTER TRUST

/s/David P. Goss

David P. Goss

Vice President

DPG:ksa